CIH-Q1

Quarterly Report
February 28, 2026
MFS®  Intermediate High
Income Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 143.0%
Aerospace & Defense – 4.5%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$173,000	$178,298
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		55,000	57,009
Bombardier, Inc., 7.5%, 2/01/2029 (n)		56,000	58,217
Bombardier, Inc., 8.75%, 11/15/2030 (n)		29,000	31,069
Bombardier, Inc., 7.25%, 7/01/2031 (n)		88,000	93,624
Bombardier, Inc., 7%, 6/01/2032 (n)		53,000	55,830
Bombardier, Inc., 6.75%, 6/15/2033 (n)		114,000	120,127
TransDigm, Inc., 6.75%, 8/15/2028 (n)		108,000	109,923
TransDigm, Inc., 6.375%, 3/01/2029 (n)		82,000	84,229
TransDigm, Inc., 6.875%, 12/15/2030 (n)		234,000	243,536
TransDigm, Inc., 6.375%, 5/31/2033 (n)		274,000	279,653
TransDigm, Inc., 6.125%, 7/31/2034 (n)		142,000	144,235
			$1,455,750
Automotive – 3.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$262,000	$249,229
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		36,000	36,764
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		69,000	70,223
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		123,000	125,010
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		92,000	96,366
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	100,000	120,571
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$42,000	43,597
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		135,000	133,651
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		82,000	84,900
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		152,000	164,072
Wabash National Corp., 4.5%, 10/15/2028 (n)		158,000	145,545
			$1,269,928
Broadcasting – 3.5%
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		$126,000	$116,561
Gray Media, Inc., 9.625%, 7/15/2032 (n)		111,000	115,328
Gray Media, Inc., 7.25%, 8/15/2033 (n)		83,000	85,706
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		63,000	59,427
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		152,000	158,270
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		165,000	152,087
Univision Communications, Inc., 8%, 8/15/2028 (n)		85,000	87,312
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		187,000	191,377
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		82,000	83,918
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		150,000	105,375
			$1,155,361
Brokerage & Asset Managers – 2.7%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$101,000	$107,456
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		69,000	68,230
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		107,000	106,093
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		66,000	68,263
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		333,000	334,989
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		201,000	200,243
			$885,274
Building – 4.6%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$151,000	$158,100
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		125,000	62,387
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		65,000	47,247
Knife River Corp., 7.75%, 5/01/2031 (n)		107,000	111,550
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		84,000	64,044

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		$126,000	$117,520
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		47,000	47,390
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		140,000	131,194
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		56,000	56,420
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		214,000	219,804
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		318,000	330,497
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		160,000	162,454
			$1,508,607
Business Services – 5.0%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	100,000	$125,372
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$167,000	157,024
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		185,000	189,339
CACI International, Inc., 6.375%, 6/15/2033 (n)		197,000	202,810
CACI International, Inc., “A”, 6.375%, 6/15/2033 (n)(w)		51,000	52,504
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		200,000	160,364
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		178,000	177,571
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		130,000	132,835
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		202,000	202,905
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		205,000	217,098
			$1,617,822
Cable TV – 6.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$112,000	$77,535
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		441,000	426,342
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		299,000	285,194
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		70,000	64,061
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	143,859
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		65,000	65,075
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		44,000	45,002
DISH DBS Corp., 5.125%, 6/01/2029		143,000	127,704
DISH Network Corp., 11.75%, 11/15/2027 (n)		118,000	122,163
EchoStar Corp., 10.75%, 11/30/2029		146,824	160,324
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		125,247	126,844
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		200,000	167,567
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		200,000	173,535
			$1,985,205
Chemicals – 4.8%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$200,000	$204,000
Chemours Co., 4.625%, 11/15/2029 (n)		208,000	197,020
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		150,000	126,000
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		67,000	44,071
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	145,000	176,590
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$124,000	126,873
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		66,000	68,528
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		186,000	185,535
SNF Group SACA, 3.375%, 3/15/2030 (n)		250,000	236,240
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		188,000	191,412
			$1,556,269
Computer Software – 3.8%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$146,000	$152,984
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)		80,000	83,967
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		41,000	40,149
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		186,000	186,156
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		111,000	104,761
CoreWeave, Inc., 9.25%, 6/01/2030 (n)		47,000	46,034
Fair Isaac Corp., 6%, 5/15/2033 (n)		242,000	244,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Flash Compute LLC, 7.25%, 12/31/2030 (n)	$108,000	$110,551
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	172,000	172,337
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)	54,000	54,503
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	52,000	50,897
		$1,246,947
Computer Software - Systems – 1.0%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)	$49,000	$49,943
Virtusa Corp., 7.125%, 12/15/2028 (n)	94,000	82,332
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	175,000	179,370
		$311,645
Conglomerates – 2.1%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)	$109,000	$113,277
Columbia Pipelines Holding Co. LLC, 7.125%, 2/01/2033 (n)	121,000	124,396
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)	122,000	121,390
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	157,000	162,494
SPX Flow, Inc., 8.75%, 4/01/2030 (n)	170,000	174,072
		$695,629
Construction – 1.8%
Empire Communities Corp., 9.75%, 5/01/2029 (n)	$137,000	$141,483
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	86,000	83,959
Mattamy Group Corp., 6%, 12/15/2033 (n)	99,000	97,445
New Home Co., 8.5%, 11/01/2030 (n)	142,000	147,867
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	122,000	120,418
		$591,172
Consumer Products – 3.8%
Acushnet Co., 5.625%, 12/01/2033 (n)	$172,000	$175,056
Amer Sports Co., 6.75%, 2/16/2031 (n)	122,000	127,294
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	125,000	102,602
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	131,000	139,309
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	115,000	111,710
Energizer Holdings, Inc., 6%, 9/15/2033 (n)	53,000	51,743
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)	62,000	45,924
Newell Brands, Inc., 6.375%, 5/15/2030	157,000	157,482
Newell Brands, Inc., 6.625%, 5/15/2032	87,000	86,996
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	124,000	123,910
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	140,000	130,919
		$1,252,945
Consumer Services – 3.9%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$71,000	$73,900
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	132,000	139,459
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	25,000	26,938
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	171,000	161,384
Garda World Security Corp., 6.5%, 1/15/2031 (n)	70,000	71,915
Garda World Security Corp., 8.375%, 11/15/2032 (n)	171,000	175,138
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	186,000	179,033
Service Corp. International, 5.75%, 10/15/2032	289,000	294,638
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	130,000	116,672
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	51,000	49,478
		$1,288,555
Containers – 1.7%
Ball Corp., 6%, 6/15/2029	$106,000	$109,290
Ball Corp., 2.875%, 8/15/2030	226,000	210,201
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	163,000	162,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown Americas LLC, 5.875%, 6/01/2033 (n)	$67,000	$68,838
		$550,610
Energy - Independent – 5.8%
Chord Energy Corp., 6%, 10/01/2030 (n)	$42,000	$42,903
Chord Energy Corp., 6.75%, 3/15/2033 (n)	147,000	152,673
CNX Resources Corp., 7.25%, 3/01/2032 (n)	168,000	176,164
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	217,000	216,161
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	176,000	182,259
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	100,000	101,387
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	184,000	192,328
Matador Resources Co., 6.875%, 4/15/2028 (n)	110,000	112,242
Matador Resources Co., 6.5%, 4/15/2032 (n)	54,000	55,148
Matador Resources Co., 6%, 4/15/2034 (n)(w)	68,000	67,918
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	113,000	113,383
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	113,000	118,599
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	41,000	42,455
SM Energy Co., 8.375%, 7/01/2028 (n)	32,000	33,074
SM Energy Co., 8.625%, 11/01/2030 (n)	52,000	55,034
SM Energy Co., 8.75%, 7/01/2031 (n)	117,000	122,836
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	114,000	117,005
		$1,901,569
Entertainment – 3.1%
Life Time, Inc., 6%, 11/15/2031 (n)	$110,000	$113,301
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	123,000	129,031
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	177,000	181,206
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	70,000	72,088
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	160,000	162,670
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	72,000	72,900
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	117,000	119,359
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	174,000	173,857
		$1,024,412
Financial Institutions – 10.3%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$217,000	$227,910
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	58,000	60,534
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	69,000	72,095
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	117,000	116,390
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	96,000	95,619
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	56,000	55,426
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	131,000	136,827
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	69,000	66,550
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	53,000	54,861
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	170,000	169,982
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	106,000	112,162
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	137,000	141,213
goeasy Ltd., 6.875%, 2/15/2031 (n)	122,000	105,232
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	138,000	136,392
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	57,000	56,284
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	169,000	177,060
OneMain Finance Corp., 6.625%, 5/15/2029	145,000	148,027
OneMain Finance Corp., 5.375%, 11/15/2029	87,000	86,013
OneMain Finance Corp., 7.5%, 5/15/2031	84,000	86,731
OneMain Finance Corp., 6.75%, 9/15/2033	95,000	94,289
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	351,000	351,389
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	123,000	128,835
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	121,000	124,312
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	97,000	99,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	$184,000	$190,168
Rocket Cos., Inc., 4%, 10/15/2033 (n)	46,000	42,332
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	109,000	115,014
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	130,000	128,494
		$3,379,659
Food & Beverages – 3.7%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$77,000	$79,313
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	91,000	92,518
Industrial F&B Investments III, Inc., 7.75%, 2/11/2033 (n)	27,000	27,711
Performance Food Group Co., 6.125%, 9/15/2032 (n)	98,000	100,597
Performance Food Group Co., 5.625%, 3/01/2034 (n)	105,000	105,351
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	281,000	275,057
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	107,000	109,282
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	234,000	233,016
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	62,000	63,242
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	120,000	121,476
		$1,207,563
Forest & Paper Products – 0.4%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$132,000	$141,236
Gaming & Lodging – 5.2%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$238,000	$239,905
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	297,000	297,230
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	143,000	133,238
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	68,000	69,988
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	109,000	111,373
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	198,000	196,601
Wyndham Hotels Group LLC, 5.625%, 3/01/2033 (n)	74,000	74,465
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	199,718
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	200,000	202,718
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	149,000	149,850
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	36,000	38,878
		$1,713,964
Industrial – 1.8%
AECOM, 6%, 8/01/2033 (n)	$209,000	$213,548
APi Escrow Corp., 4.75%, 10/15/2029 (n)	255,000	251,166
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	112,000	114,091
		$578,805
Insurance - Health – 0.7%
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)	$215,000	$215,687
Insurance - Property & Casualty – 6.3%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	$45,000	$45,795
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	186,000	182,419
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	76,000	74,154
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	121,000	123,196
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	109,000	109,598
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	56,000	54,370
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	137,000	134,203
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	200,000	204,791
Asurion LLC, 8%, 12/31/2032 (n)	152,000	159,647
Asurion LLC, 8.375%, 2/01/2034 (n)	160,000	159,227
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	187,000	187,613
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	53,000	51,330
Hub International Ltd., 5.625%, 12/01/2029 (n)	46,000	45,285

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hub International Ltd., 7.25%, 6/15/2030 (n)	$171,000	$176,379
Hub International Ltd., 7.375%, 1/31/2032 (n)	84,000	85,497
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	271,000	275,701
		$2,069,205
Interactive Media Services – 0.7%
Snap, Inc., 6.875%, 3/01/2033 (n)	$177,000	$176,295
Snap, Inc., 6.875%, 3/15/2034 (n)	42,000	41,872
		$218,167
Machinery & Tools – 1.3%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$116,000	$126,094
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	281,000	292,146
		$418,240
Medical & Health Technology & Services – 5.7%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$140,000	$144,529
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	124,000	128,495
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	133,000	117,587
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	301,000	289,210
Concentra, Inc., 6.875%, 7/15/2032 (n)	141,000	147,224
Encompass Health Corp., 4.75%, 2/01/2030	181,000	180,048
Encompass Health Corp., 4.625%, 4/01/2031	58,000	56,941
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	205,643
IQVIA, Inc., 6.25%, 6/01/2032 (n)	131,000	134,757
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	109,000	113,854
Star Parent, Inc., 9%, 10/01/2030 (n)	81,000	82,212
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	163,000	162,802
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	105,000	105,033
		$1,868,335
Medical Equipment – 1.6%
Insulet Corp., 6.5%, 4/01/2033 (n)	$169,000	$175,772
Medline Borrower LP, 5.25%, 10/01/2029 (n)	190,000	189,985
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	153,000	157,892
		$523,649
Metals & Mining – 2.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$155,000	$143,935
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)	266,000	257,832
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	197,000	206,329
Mineral Resources Ltd., 7%, 4/01/2031 (n)	42,000	44,173
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)	76,107	45,918
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	142,000	150,326
		$848,513
Midstream – 10.0%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$276,000	$280,314
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	114,000	119,006
Buckeye Partners LP, 5.85%, 11/15/2043	48,000	45,225
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	181,000	188,992
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	76,000	78,607
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	144,000	150,328
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034	77,000	77,888
NuStar Logistics LP, 6.375%, 10/01/2030	167,000	175,825
Prairie Acquiror LP, 9%, 8/01/2029 (n)	129,000	134,610
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	75,000	79,007
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	146,000	150,371
Sunoco LP, 4.625%, 5/01/2030 (n)	173,000	169,272

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Sunoco LP, 7.25%, 5/01/2032 (n)		$200,000	$211,317
Sunoco LP, 6.625%, 8/15/2032 (n)		68,000	70,387
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		232,000	231,774
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		66,000	68,423
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		35,000	35,970
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		99,000	103,453
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		71,000	72,852
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		160,000	171,608
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		167,000	171,014
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		178,000	155,675
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		50,000	55,466
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		132,000	138,919
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		132,000	140,608
			$3,276,911
Network & Telecom – 1.6%
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		$75,000	$75,286
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	122,535
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		100,000	125,798
Iliad Holding S.A.S., 6.875%, 4/15/2031		100,000	125,798
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$57,000	60,012
			$509,429
Oil Services – 1.5%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$140,000	$145,037
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		210,000	217,000
Valaris Ltd., 8.375%, 4/30/2030 (n)		132,000	138,430
			$500,467
Oils – 0.2%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$68,000	$68,236
Pharmaceuticals – 2.1%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$200,000	$206,826
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		110,000	102,369
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		62,000	43,400
Genmab A.S., 6.25%, 12/15/2032 (n)		200,000	207,565
Grifols S.A., 7.125%, 5/01/2030	EUR	100,000	123,456
			$683,616
Pollution Control – 1.5%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$204,000	$208,822
GFL Environmental, Inc., 4%, 8/01/2028 (n)		138,000	135,864
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		73,000	76,566
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		74,000	77,087
			$498,339
Precious Metals & Minerals – 1.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$171,000	$171,553
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		146,000	146,345
New Gold, Inc., 6.875%, 4/01/2032 (n)		115,000	122,214
			$440,112
Printing & Publishing – 0.5%
Graham Holdings Co., 5.625%, 12/01/2033 (n)		$152,000	$151,998

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$62,000	$53,568
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		102,000	109,168
			$162,736
Real Estate - Other – 2.6%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$187,000	$183,681
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		236,000	242,334
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		27,000	27,939
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)(w)		69,000	69,504
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		164,000	165,714
XHR LP, REIT, 4.875%, 6/01/2029 (n)		177,000	174,595
			$863,767
Restaurants – 1.8%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$180,000	$185,123
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		101,000	102,785
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		132,000	126,761
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		171,000	161,273
			$575,942
Retailers – 2.3%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$210,809	$232,945
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		10,000	10,046
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		139,000	145,621
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		116,000	115,891
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	100,000	95,558
Penske Automotive Group Co., 3.75%, 6/15/2029		$159,000	153,773
			$753,834
Specialty Stores – 3.4%
Carvana Co., 9%, 6/01/2031 (n)		$312,915	$343,184
Michaels Cos., Inc., 5.25%, 5/01/2028 (n)		74,000	73,967
Michaels Cos., Inc., 7.875%, 5/01/2029 (n)		103,000	103,464
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		197,000	191,623
Michaels Cos., Inc., 11%, 3/15/2034 (n)		55,000	51,406
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)		94,000	91,804
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		250,000	252,970
			$1,108,418
Supermarkets – 1.5%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$276,000	$284,605
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		196,000	205,661
			$490,266
Telecommunications - Wireless – 1.6%
Altice France S.A., 9.5%, 11/01/2029 (n)		$152,439	$154,779
Altice France S.A., 6.5%, 4/15/2032 (n)		152,439	145,991
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		200,000	211,191
			$511,961
Telephone Services – 1.2%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$74,334	$76,986
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		70,248	73,026
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		143,000	139,079
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		102,000	103,449
			$392,540
Tobacco – 0.6%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$175,000	$187,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
RXO, Inc., 6.375%, 5/15/2031 (n)	$94,000	$91,503
Utilities - Electric Power – 6.0%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$184,000	$174,311
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	95,000	96,252
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	146,000	148,813
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	249,000	252,413
NRG Energy, Inc., 6%, 1/15/2036 (n)	209,000	212,712
PG&E Corp., 5.25%, 7/01/2030	250,000	250,207
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	98,000	101,381
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	175,000	178,079
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	68,000	69,915
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	31,000	31,000
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	162,000	162,206
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	38,000	37,150
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	130,000	134,934
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	76,000	80,473
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	33,000	34,930
		$1,964,776
Total Bonds		$46,713,237
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	5,176	$1,210
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	200	$37,328
Total Common Stocks		$38,538

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	3,500	$1,297

Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 3.7% (v)	694,551	$694,621

Other Assets, Less Liabilities – (45.2)%		(14,776,398)
Net Assets – 100.0%		$32,671,295

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $694,621 and
$46,753,072, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,616,283, representing 130.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	7/21/21-7/26/21	$76,734	$45,918
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 2/28/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	287,375	USD	345,266	State Street Corp.	4/17/2026	$(4,970)
USD	1,391,367	EUR	1,189,441	HSBC Bank	4/17/2026	(17,112)
						$(22,082)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$37,328	$37,328
United Kingdom	1,210	1,297	—	2,507
U.S. Corporate Bonds	—	39,624,272	—	39,624,272
Foreign Bonds	—	7,088,965	—	7,088,965
Investment Companies	694,621	—	—	694,621
Total	$695,831	$46,714,534	$37,328	$47,447,693
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(22,082)	$—	$(22,082)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/25	$37,328
Change in unrealized appreciation or depreciation	0
Balance as of 2/28/26	$37,328
At February 28, 2026, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$818,174	$2,972,317	$3,095,898	$145	$(117)	$694,621

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,602	$—